Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments at Fair Value on Non-recurring Basis

The following schedule summarizes the valuation of financial instruments at fair value on a non-recurring basis in the balance sheets as of December 31, 2017 and 2016, respectively:

	Fair Value Measurements at December 31, 2017
	Level 1	Level 2	Level 3
Assets
Cash	$65,840	$-	$-
Total assets	65,840	-	-
Liabilities
Convertible debentures, net of discounts of $790,621	-	-	374,679
Short term debt, net of discounts of $432,190	-	775,810	-
Derivative liability	-	-	4,016,985
Total liabilities	-	775,810	4,391,664
	$65,840	$(775,810)	$(4,391,664)

	Fair Value Measurements at December 31, 2016
	Level 1	Level 2	Level 3
Assets
Cash	$145,119	$-	$-
Total assets	145,119	-	-
Liabilities
Convertible debentures, net of discounts of $241,634	-	-	58,366
Short term debt, net of discounts of $60	-	142,940	-
Long term debt, net of discounts of $885,271	-	-	39,729
Derivative liability	-	-	482,674
Total liabilities	-	142,940	580,769
	$145,119	$(142,940)	$(580,769)